Cash - Summary of Cash Comprise Entirely of Bank Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash [abstract]
Cash at banks	€ 438,522	€ 53,092
Total cash	€ 438,522	€ 53,092